Document and Entity Information	Oct. 22, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2021
Entity File Number	0-11204
Entity Registrant Name	AMERISERV FINANCIAL, Inc.
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	25-1424278
Entity Address, Address Line One	Main and Franklin Streets
Entity Address, City or Town	Johnstown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15901
City Area Code	814
Local Phone Number	533-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ASRV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000707605
Amendment Flag	false